UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085
THE METZLER/PAYDEN INVESTMENT GROUP
(Exact name of registrant as specified in charter)
333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071
(Address of principal executive offices)
EDWARD S. GARLOCK, ESQ.
SECRETARY
333 SOUTH GRAND AVENUE
LOS ANGELES, CA 90071
(Name and address of agent for service)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-2870
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Metzler/Payden European Emerging Markets Fund
Schedule of Investments — July 31, 2010

Principal		Value
or Shares	Security Description	(000)

Common Stocks (99%)
Consumer Discretionary (3%)
178,000	NFI Empik Media & Fashion SA (b)	$1,071
1,274,000	Olympic Entertainment Group AS	1,908
185,000	Tallinna Kaubamaja AS	1,080
1,390,000	Vistula Group SA (b)	1,145

		5,204

Consumer Staples (5%)
5,924,000	Albalact SA (b)	427
40,680	AmRest Holdings SE (b)	928
80,000	Central European Distribution Corp. (b)	2,086
130,760	Cherkizovo Group OJSC (b) (c)	2,158
50	Cherkizovo Group-GDR 144A (b) (c)	1
161,477	Eurocash SA	1,204
1,815	LPP SA	1,037

		7,841

Energy (25%)
110,000	Eurasian Natural Resources Corp. PLC	1,561
55,000	Gazprom Neft JSC	1,115
390,000	Gazprom OAO	8,416
190,066	LUKOIL, LUK GR, EUR, Frankfurt	10,834
56,500	MOL Hungarian Oil and Gas PLC (b)	5,086
24,000	NovaTek OAO (c)	1,800
330,000	Polski Koncern Naftowy Orlen SA (b)	4,196
1,108,400	Rosneft Oil Co. (c)	7,404
220,000	Surgutneftegas OJSC	2,231
84,000	Unipetrol AS	937

		43,580

Financial (30%)
510,000	AFI Development PLC (c)	434
510,000	AFI Development PLC (b)	422
5,240,694	Banca Transilvania	2,331
3,990,555	Banca Transilvania Rts (b)	61
450,000	Bank Millennium SA (b)	684
103,000	Bank Pekao SA	5,498
35,000	Bank Zachodni WBK SA	2,103
575,500	BRD-Groupe Societe Generale	2,030
28,000	BRE Bank SA (b)	2,352
8,000,000	Dafora SA (b)	302
422,000	Echo Investment SA (b)	653
98,000	Erste Group Bank AG	3,931
138,000	FHB Mortgage Bank PLC (b)	747
555,000	Getin Holding SA (b)	1,856
227,500	Halyk Savings Bank of Kazakhstan JSC (c)	1,854
450,000	Immoeast AG rights (b)	0
950,000	Immofinanz Immobilien Anlagen AG (b)	3,125
117,500	Kazkommertsbank (b) (c)	587
26,000	Komercni Banka AS	5,053
873,000	Linas Agro AB (b)	557
300,000	Mirland Development Corp. PLC (b)	846
210,000	OTP Bank PLC (b)	5,044
335,500	PIK Group (b) (c)	1,161
487,937	Powszechna Kasa Oszczednosci Bank Polski SA	6,229
900,000	Sberbank of Russian Federation	2,520
695,000	Sistema-Hals GDR (b) (c)	973
180,000	VTB Bank OJSC (c)	976

		52,329

Industrial (10%)
4,009,100	Compa-Sibiu (b)	505
1,100,000	Impexmetal SA (b)	1,480
231,200	LSR Group OJSC (b)	2,104
30,000	Lubelski Wegiel Bogdanka SA (b)	765
272,000	New World Resources NV (b)	3,220
1,210,000	Polimex-Mostostal SA	1,876
217,500	Ramirent OYJ	2,336
1,547,048	Steppe Cement Ltd. (b)	1,114
2,177,721	Tallink Group PLC (b)	1,674
55,046	TMK OAO (b) (c)	907
3,823,300	Turbomecanica SA	110
60,000	Wienerberger AG (b)	832

		16,923

Principal		Value
or Shares	Security Description	(000)

Materials (14%)
110,000	Cherepovets MK Severstal (b) (c)	1,299
120,000	Evraz Group SA (b) (c)	3,197
43,000	Grupa Kety SA	1,494
230,000	Highland Gold Mining Ltd. (b)	443
70,000	Kazakhmys PLC	1,333
130,000	KGHM Polska Miedz SA	4,517
90,000	Mechel-ADR	1,960
387,000	MMC Norilsk Nickel	6,362
59,000	Novopipetsk Steel OJSC (c)	1,834
35,000	Petropavlovsk PLC	554
40,000	Uralkali (c)	841

		23,834

Technology (2%)
3,000,000	Condmag SA (b)	750
272,415	M Video OJSC (d)	1,771
290,000	Multimedia Polska SA	897

		3,418

Telecommunications (9%)
60,000	AFK Sistema (c)	1,470
250,500	Agora SA	2,018
83,000	Central European Media Enterprises Ltd. (b)	1,785
127,500	CTC Media, Inc.	2,299
110,000	Mobile Telesystems OJSC	2,442
350,700	Netia SA	564
185,000	Telekomunikacja Polska SA	959
390,000	TVN SA	2,261
117,500	VimpelCom Ltd. (b)	1,916

		15,714

Utilities (1%)
23,000	CEZ AS	1,053
101,370	Transelectrica SA	560

		1,613

Total Common Stocks (Cost-$168,131)		170,456
Investment Company (Cost-$1,466) (1%)
1,466,117	Payden Cash Reserves Money Market Fund	1,466

Total (Cost-$169,597) (a) (100%)		171,922
Other Assets, net of Liabilities (0%)		629

Net Assets (100%)		$172,551

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$16,729
Unrealized depreciation	(14,404)

Net unrealized appreciation	$2,325

(b)	Non-income producing security.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security appraised at fair value under procedures established by the Board.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
7/30/2010	Buy	Czech Koruna	3,784	$2
8/3/2010	Sell	Euro	62	1
8/3/2010	Sell	Hungarian Forint	79,709	—
8/3/2010	Sell	Polish Zloty	941	—

				$3

Liabilities:
7/30/2010	Sell	British Pound	97	$(1)
8/3/2010	Sell	British Pound	131	(1)
8/3/2010	Buy	Euro	501	(4)
7/29/2010	Sell	Polish Zloty	1,085	(2)
7/30/2010	Sell	Polish Zloty	382	(1)
7/30/2010	Buy	Polish Zloty	59	—
8/2/2010	Buy	Polish Zloty	29	—
8/3/2010	Buy	Polish Zloty	29	—
7/30/2010	Buy	Romanian Leu	382	(1)

				$(10)

Notes to Schedule of Investments

July 31, 2010

1.  Organization and Related Matters

The Metzler/Payden Investment Group (the “MP Group”) is an open-end registered investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Act, as amended. Its Fund (a “Fund,” or the “MP Fund”) is a single series of the MP Group. The MP Group commenced operations on December 30, 2002. The Fund is able to issue unlimited shares at $0.001 par value, and has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of

Notes to Schedule of Investments continued

the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Forward Currency Contracts

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

The Fund enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Collateral

Forward delivery agreements for foreign currency require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs this investment option, is required to segregate sufficient assets to cover any potential loss.

Notes to Schedule of Investments continued

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate.

Redemption Fee

The Fund employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days.

The fees for the period are added to paid in capital.

Other

Shared expenses incurred by the Funds are allocated on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.	Related Party Transactions

Metzler/Payden (the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, it is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest, and taxes will not exceed 1.50% of the Fund’s average daily net assets on an annualized basis.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Fund, Payden & Rygel Distributors is not entitled to receive any fees from the Fund.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Notes to Schedule of Investments continued

4.  Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

Table 1 is a summary of the inputs used as of July 31, 2010 in valuing each Fund’s investments and other financial instruments:

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU will new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management is currently evaluating the impact the adoption may have on the Fund’s financial statement disclosures.

Table 1.

	Investments in Securities
			Level 2 - Other
	Level 1 - Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Common Stock	170,456	—	—	—	—	—	170,456
Investment Company	—	—	1,466	—	—	—	1,466

Table 1a.

Other Financial Instruments †
Level 2 - Other
	Level 1 - Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Foreign exchange	—	—	3	(10)	—	—	(7)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Notes to Schedule of Investments continued

Table 1b.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
($’000’s)
Balance as of 4/30/2010	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—

Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 07/31/2010	—

Table 1c.
The ASU requires the disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and the reasons for the transfers.

Investments in
Securities
($’000’s)
Balance as of 4/30/2010	—
Transfers into Level 2 from Level 1*	127,647
Transfers out of Level 2 into Level 1**	(127,647)
Balance as of 07/31/2010	—

*	Under policies established by the Fund’s Board of Directors at various times during the reporting period fair value methods were applied to securities whose valuation could not be provided by a securities exchange.

**	Under policies established by the Fund’s Board of Directors securities exchange based prices were applied once available.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER

SCOTT J. WEINER
PRESIDENT

Date 9/24/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER

SCOTT J. WEINER
PRESIDENT

Date 9/24/2010

By (Signature and Title)	/s/ BRIAN W. MATTHEWS

BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER

Date 9/24/2010